Common Shares	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Common shares
Common shares

Follow-on Offerings of Common Shares
In May 2015, we closed on the sale of 17,177,123 newly issued shares of our common stock in an underwritten offering at an offering price of $9.30 per share. We received aggregate net proceeds of $152.1 million, after deducting the underwriters’ discounts and offering expenses of $7.6 million.
In May 2017, we closed on the sale of 50 million newly issued shares of our common stock in an underwritten public offering at an offering price of $4.00 per share. We received aggregate net proceeds of $188.7 million, after deducting underwriters' discounts and offering expenses. The completion of this offering was a condition to closing the Merger with NPTI.
In December 2017, we closed on the sale of 34.5 million newly issued shares of our common stock in an underwritten public offering at an offering price of $3.00 per share. We received aggregate net proceeds of $99.6 million after deducting underwriters' discounts and offering expenses. Of the 34.5 million common shares issued, 6.7 million shares were issued to SSH at the offering price.
Merger with NPTI
On September 1, 2017, we issued a total of 54,999,990 common shares to NPTI's shareholders as consideration for the Merger.
Additionally, as a part of the Merger, we issued 1.5 million of warrants to the NPTI pool manager (a former related party affiliate of NPTI), exercisable into our common shares at an exercise price of $0.01 per warrant, upon the delivery of the vessels acquired from NPTI to the Scorpio Group Pools. The first warrant was issued in June 2017 as part of the NPTI Vessel Acquisition for an aggregate of 222,224 of the Company's common shares, and the second warrant was issued on similar terms to the first warrant on September 1, 2017 for an aggregate of 1,277,776 of the Company's common shares at an exercise price of $0.01 per share upon the delivery of each of the 23 remaining vessels to the Scorpio Group Pools. This transaction is further described in Note 2. All of the warrants had been exercised as of December 31, 2017.
2013 Equity Incentive Plan
In April 2013, we adopted an equity incentive plan, which was amended in March 2014 and which we refer to as the 2013 Equity Incentive Plan, under which directors, officers, employees, consultants and service providers of us and our subsidiaries and affiliates are eligible to receive incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. We initially reserved a total of 5,000,000 common shares for issuance under the 2013 Equity Issuance Plan which was subsequently revised as follows:

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In October 2013, we reserved an additional 6,376,044 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In September 2014, we reserved an additional 1,088,131 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In May 2015, we reserved an additional 1,755,443 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In June 2016, we reserved an additional 2,301,115 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In December 2016, we reserved an additional 1,348,992 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In October 2017, we reserved an additional 9,501,807 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

Under the terms of the 2013 Equity Incentive Plan, stock options and stock appreciation rights granted under the 2013 Equity Incentive Plan will have an exercise price equal to the fair market value of a common share on the date of grant, unless otherwise determined by the plan administrator, but in no event will the exercise price be less than the fair market value of a common share on the date of grant. Options and stock appreciation rights will be exercisable at times and under conditions as determined by the plan administrator, but in no event will they be exercisable later than ten years from the date of grant.
The plan administrator may grant shares of restricted stock and awards of restricted stock units subject to vesting, forfeiture and other terms and conditions as determined by the plan administrator. Following the vesting of a restricted stock unit, the award recipient will be paid an amount equal to the number of vested restricted stock units multiplied by the fair market value of a common share on the date of vesting, which payment may be paid in the form of cash or common shares or a combination of both, as determined by the plan administrator. The plan administrator may grant dividend equivalents with respect to grants of restricted stock units.
Adjustments may be made to outstanding awards in the event of a corporate transaction or change in capitalization or other extraordinary event. In the event of a “change in control” (as defined in the 2013 Equity Incentive Plan), unless otherwise provided by the plan administrator in an award agreement, awards then outstanding will become fully vested and exercisable in full.
Our board of directors may amend or terminate the 2013 Equity Incentive Plan and may amend outstanding awards, provided that no such amendment or termination may be made that would materially impair any rights, or materially increase any obligations, of a grantee under an outstanding award. Shareholder approval of plan amendments will be required under certain circumstances. Unless terminated earlier by our board of directors, the 2013 Equity Incentive Plan will expire ten years from the date the plan was adopted.
In the second quarter of 2013, we issued 4,610,000 shares of restricted stock to our employees and 390,000 shares to our independent directors for no cash consideration. The weighted average share price on the issuance dates was $8.69 per share. The vesting schedule of the restricted stock to our employees is (i) one-third of the shares vested on March 10, 2016, (ii) one-third of the shares vested on March 10, 2017, and (iii) one-third of the shares vested on March 10, 2018. The vesting schedule of the restricted stock to our independent directors is (i) one-third of the shares vested on March 10, 2014, (ii) one-third of the shares vested on March 10, 2015, and (iii) one-third of the shares vested on March 10, 2016.
In October 2013, we issued 3,749,998 shares of restricted stock to our employees and 250,000 shares to our independent directors for no cash consideration. The weighted average share price on the issuance date was $9.85 per share. The vesting schedule of the restricted stock to our employees is (i) one-third of the shares vested on October 11, 2016, (ii) one-third of the shares vested on October 11, 2017, and (iii) one-third of the shares vest on October 11, 2018. The vesting schedule of the restricted stock to our independent directors is (i) one-half of the shares vested on October 11, 2014 and (ii) one-half of the shares vested on October 11, 2015.
In February 2014, we issued 2,011,000 shares of restricted stock to our employees and 145,045 shares to our independent directors for no cash consideration. The weighted average share price on the issuance date was $9.30 per share. The vesting schedule of the restricted stock to our employees is (i) one-third of the shares vested on February 21, 2017, (ii) one-third of the shares vested on February 21, 2018, and (iii) one-third of the shares vest on February 21, 2019. The vesting schedule of the restricted stock to our independent directors is (i) one-third of the shares vested on February 21, 2015, (ii) one-third of the shares vested on February 21, 2016, and (iii) one-third of the shares vested on February 21, 2017.
In May and September 2014, we issued 213,000 and 5,000 shares of restricted stock, respectively, to SSH employees for no cash consideration. The share prices on the issuance dates were $8.89 per share and $9.13 per share, respectively. The vesting schedule of the restricted stock to SSH employees is (i) one-third of the shares vested on February 21, 2017, (ii) one-third of the shares vested on February 21, 2018, and (iii) one-third of the shares vest on February 21, 2019.
In November 2014, we issued 938,131 shares of restricted stock to our employees and 50,000 shares to our independent directors for no cash consideration. The share price on the issuance date was $8.57 per share. The vesting schedule of the restricted stock to our employees is (i) one-third of the shares vested on November 18, 2017, (ii) one-third of the shares vest on November 18, 2018, and (iii) one-third of the shares vest on November 18, 2019. The restricted shares issued to our independent directors vested on November 18, 2015.
In July 2015, we issued 1,466,944 shares of restricted stock to our employees, 100,000 shares to our directors and 290,500 shares to SSH employees for no cash consideration. The share price on the issuance date was $10.32 per share. The vesting schedule of the restricted stock issued to our employees and SSH employees is (i) one-third of the shares vest on June 4, 2018, (ii) one-third of the shares vest on June 4, 2019, and (iii) one-third of the shares vest on June 4, 2020. The restricted shares issued to our directors vested on June 4, 2016.
In July 2016, we issued 1,864,615 shares of restricted stock to our employees, 150,000 shares to our directors and 286,500 shares to SSH employees for no cash consideration. The share price on the issuance date was $4.74 per share. The vesting schedule of the restricted stock issued to our employees and SSH employees is (i) one-third of the shares vest on June 5, 2019, (ii) one-third of the shares vest on June 5, 2020, and (iii) one-third of the shares vest on June 5, 2021. The restricted shares issued to our directors vested on June 5, 2017.
In December 2017, we issued 9,973,799 shares of restricted stock to our employees, 600,000 shares to our directors and 349,000 shares to SSH employees for no cash consideration. The share price on the issuance date was $3.09 per share. The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
360,439	September 5, 2019
670,262	March 2, 2020
1,258,576	June 1, 2020
1,395,762	September 4, 2020
670,262	March 1, 2021
1,258,576	June 1, 2021
1,395,762	September 3, 2021
670,259	March 1, 2022
1,258,578	June 1, 2022
1,035,323	September 2, 2022
9,973,799

The vesting schedule of the restricted stock issued to SSH employees is (i) one-third of the shares vest on June 1, 2020, (ii) one-third of the shares vest on June 1, 2021, and (iii) one-third of the shares vest on June 1, 2022. The vesting schedule of the restricted shares issued to our directors is (i) one-third of the shares vest on September 5, 2018, (ii) one-third of the shares vest on September 5, 2019, and (iii) one-third shares vest on September 4, 2020.
There were no shares eligible for issuance under the 2013 Equity Incentive Plan as of December 31, 2017.
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2017 and 2016:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2015	13,611,270	$9.32
Granted	2,301,115	4.74
Vested	(3,248,800)	9.19
Forfeited	(50,000)	7.80
Outstanding and non-vested, December 31, 2016	12,613,585	8.52
Granted	10,922,799	3.09
Vested	(4,236,973)	8.99
Forfeited	(45,000)	7.59
Outstanding and non-vested, December 31, 2017	19,254,411	$5.34

Compensation expense is recognized ratably over the vesting periods for each tranche using the straight-line method.
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2018	$20,919	$1,137	$22,056
For the year ending December 31, 2019	14,146	465	14,611
For the year ending December 31, 2020	8,584	153	8,737
For the year ending December 31, 2021	3,779	—	3,779
For the year ending December 31, 2022	927	—	927
	$48,355	$1,755	$50,110

 Dividend Payments
The following dividends were paid during the years ended December 31, 2017, 2016 and 2015.

Dividends	Date
per share	Paid
$0.120	March 30, 2015
$0.125	June 10, 2015
$0.125	September 4, 2015
$0.125	December 11, 2015
$0.125	March 30, 2016
$0.125	June 24, 2016
$0.125	September 29, 2016
$0.125	December 22, 2016
$0.010	March 30, 2017
$0.010	June 14, 2017
$0.010	September 29, 2017
$0.010	December 28, 2017

2015 Securities Repurchase Program
In May 2015, our Board of Directors authorized a new Securities Repurchase Program to purchase up to an aggregate of $250 million of our common stock and bonds, the latter of which currently consists of our (i) Convertible Notes, (ii) Senior Notes Due 2020 (NYSE: SBNA), and (iii) Senior Notes Due 2019 (NYSE: SBBC).
In April 2017, we acquired an aggregate of 250,419 of our Senior Notes due 2017 for aggregate consideration of $6.3 million, which was the result of the cash tender offer of such notes as described in Note 13. The remaining Senior Notes due 2017 matured in October 2017 and were repaid in full.
During the year ended December 31, 2016, we acquired the following:

•	an aggregate of 2,956,760 of our common shares that are being held as treasury shares at an average price of $5.58 per share.

•	$10.0 million aggregate principal amount of our Convertible Notes at an average price of $839.28 per $1,000 principal amount.
We had $147.1 million remaining under our Securities Repurchase Program as of December 31, 2017. We expect to repurchase any securities in the open market, at times and prices that are considered to be appropriate, but we are not obligated under the terms of the program to repurchase any securities.
There were 49,980,592 common shares held in treasury at each of December 31, 2017 and December 31, 2016, respectively.
Shares outstanding
We currently have 425,000,000 registered shares of which 400,000,000 are designated as common shares with a par value of $0.01 and 25,000,000 designated as preferred shares with a par value of $0.01.
As of December 31, 2017, we had 326,507,544 common shares outstanding. These shares provide the holders with rights to dividends and voting rights.